Other Income - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of Detailed Information about Other Income [Line Items]
Other income related to a license agreement	$ 1.0
Income for a liability	$ 0.5